Variable interest entities (Maximum exposure to loss in VIEs) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 132,113	$ 122,946
Debt guarantees	88,313	104,867
Maximum exposure to loss	$ 220,426	$ 227,813